INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Provision of doubtful accounts	$ 281,150	$ 200,427	$ 191,564
Provision of interest expense	87,455
Net deferred tax assets	$ 368,605	$ 200,427	$ 191,564